Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)
This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2025	2024
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – third program (b)
Fourth - single series	Interseguro	7.09375%	Semi-annually	2034	US$34,780	116,965	130,912
Third - single series	Interseguro	4.84375%	Semi-annually	2030	US$25,000	—	94,100
						116,965	225,012
Corporate bonds – fourth program (b)
First (A series)	Interseguro	6.75%	Semi-annually	2034	US$28,706	96,538	108,049
First (B series)	Interseguro	6.50%	Semi-annually	2035	US$18,217	61,264	—
First (C series)	Interseguro	6.1875%	Semi-annually	2035	US$19,386	65,195	—
						222,997	108,049

Negotiable certificates of deposit – second program
First (D series)	Interbank	4.56250%	Annual	2026	S/106,650	104,107	—
First (E series)	Interbank	4.46875%	Annual	2026	S/101,250	98,127	—
First (A series)	Interbank	5.21875%	Annual	2025	S/112,964	—	110,010
First (B Series)	Interbank	4.9375%	Annual	2025	S/138,435	—	133,852
First (C Series)	Interbank	4.59375%	Annual	2025	S/102,000	—	97,643
						202,234	341,505

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						692,196	824,566
International issuances
Corporate bonds	Interbank	5.000%	Semi-annually	2026	S/312,000	311,910	311,788
Corporate bonds (c)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,343,800	1,501,894
Senior bonds (d)	IFS	4.125%	Semi-annually	2027	US$300,000	950,200	1,062,514
Subordinated bonds (e)	Interbank	7.625%	Semi-annually	2034	US$300,000	1,004,174	1,122,122
Subordinated bonds (f)	Interbank	6.397%	Semi-annually	2035	US$350,000	1,172,008	—
Subordinated bonds (g)	Interbank	4.000%	Semi-annually	2030	US$300,000	—	1,124,502
Total international issuances						4,782,092	5,122,820
Total local and international issuances						5,474,288	5,947,386
Interest payable						116,120	128,047
Total						5,590,408	6,075,433

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(i)
As of December 31, 2025 and 2024, the repayment schedule of these obligations is as follows:

Year	2025	2024
	S/(000)	S/(000)
2025	—	430,884
2026	1,974,064	1,813,682
2027	950,200	1,069,661
2028	—	—
2029 onwards	2,666,144	2,761,206
Total	5,590,408	6,075,433